
                                          Excelsior Venture Investors III, LLC
                                          For the Quarter ended January 31, 2002


                                                                                               Total Investment Value
                                                                                              ----------------------
 --------------------------------------------------------------
|          Investor's Return To Date (per unit)                |          $1,000 __________________________________________________
|          ------------------------------------                |
|                                            Date      Amount  |             900 __________________________________________________
|                                            ----     -------- |
|  Initial investment                       5/11/01   $ 500.00 |             800 __________________________________________________
|                                                              |
|  Total distributions                                      -- |             700 __________________________________________________
|                                                              |
|  Current Net Asset Value of Excelsior                 494.80 |             600 __________________________________________________
|  Venture Partners III, LLC (a)                               |
|                                                              |             500 __________________________________________________
|  Other Net Assets/ (Liabilities) (b)                  (3.71) |                   |XXXXX|       |*****|       |*****|
|                                                              |             400 __|XXXXX|_______|*****|_______|*****|_____________
|  Current Net Asset Value of Excelsior                 491.09 |                   |XXXXX|       |XXXXX|       |*****|
|  Venture Investors III, LLC                                  |             300 __|XXXXX|_______|XXXXX|_______|XXXXX|_____________
|                                                              |                   |XXXXX|       |XXXXX|       |XXXXX|
|  Total Return (annualized) (c)                        -1.04% |             200 __|XXXXX|_______|XXXXX|_______|XXXXX|_____________
 --------------------------------------------------------------                    |XXXXX|       |XXXXX|       |XXXXX|
                                                                             100 __|XXXXX|_______|XXXXX|_______|XXXXX|_____________
 -------------------------------------------------------------                     |XXXXX|       |XXXXX|       |XXXXX|
|           Fund's Return on Capital Invested                 |                0 __|XXXXX|___|___|XXXXX|___|___|XXXXX|____|________
|           ---------------------------------                 |                              |             |              |
| Net Internal Rate of Return (IRR) (d)               -0.55%* |                      5/01          10/01           1/02
|                                                             |
| Multiple of Capital Invested (e)                     1.00x  |             [X] Cash (Net of Liabilities)
 -------------------------------------------------------------              [*] Private Securities     [#] Public Securities
                                                                            [+] Limited Partnerships   [/] Cumulative Distributions



FIRST QUARTER 2002 REPORT FOR EXCELSIOR VENTURE INVESTORS III, LLC

Excelsior Venture Investors III, LLC has invested substantially all of its $94.6 million of investors' capital, net of offering costs, in Excelsior Venture Partners III, LLC ("EVP III" or the "Master Fund"), a master fund with $146.1 million in assets, net of offering costs.

As of January 31, 2002, the Master Fund has committed 39.5% and invested 32.4% of the initial capital raised.

EVP III's Portfolio Developments
--------------------------------
Direct Investments

During the quarter, the Master Fund continued to build its portfolio with the following investments:

- $3 million in Ancile Pharmaceuticals, Inc. as part of a $10 million Series D financing led by the Master Fund. Domain
Associates, Morgenthaler Ventures, Endpoint Late Stage Fund and private investors participated in the financing. David
Fann sits on the board of Ancile. Ancile is a specialized pharmaceutical company focusing on the development and commercialization of prescription botanical drugs for major chronic disease conditions with significant unmet medical needs.

- $1.5 million in Senomyx, Inc. as part of a $24 million Series E financing led by Prospect Venture Partners. Investors participating in the round included Rho Ventures and Merrill Lynch Ventures. Senomyx seeks to be the leader in discovering new and improved proprietary flavor and fragrance molecules for use in a wide range of consumer products in the food, beverage, cosmetic and pharmaceutical industries.

- $4 million in MIDAS Vision Systems, Inc. as part of a $12 million Series C financing led by the Master Fund. North
Atlantic Capital Corporation, PNC Technology Investors, and SpaceVest also participated in the financing round. Douglas
Lindgren sits on the company's board. MIDAS is developer of automated optical inspection (AOI) systems for advanced substrates and microelectronics packaging industries. At the core of MIDAS AOI systems is a patented optical system coupled with sophisticated software algorithms designed for unsurpassed speed, accuracy, and reliability.

- $2.5 million in Genoptix, Inc. as part of a $17 million Series B financing led by Alliance Technology Ventures.
Enterprise Partners, Lotus Bioscience Investment Holdings, Mitsubishi Corporation, Tullis-Dickerson & Co., Inc. also participated in the financing. Genoptix is a developer and designer of the first laser-based platform for analyzing, sorting and manipulating living cells without the need for any dyes or labels. Genoptix's technology is applicable in current well-established markets, including pharmaceutical research and drug discovery, as well as smaller but growing markets such as prenatal testing, tissue engineering, cell selection, infertility and stem cell isolation.

- $5 million in Virtual Silicon Technology, Inc. as part of a $20 million Series C financing led by the Master Fund.
Also participating in the round were Gemini Investors, Pacific Venture Group, SCP Private Equity Partners and several previous investors. As part of the financing, Douglas Lindgren has joined the company's board. Virtual Silicon is a supplier of semiconductor intellectual property and process technology to manufacturers and designers of systems-on-chip. VST's products satisfy designers who demand the broadest functionality, highest quality, maximum performance, lowest power and optimum densities for their semiconductor innovations.

- $4.75 million in Monterey Design Systems, Inc. as part of a $20 million Series 1 financing led by Sevin Rosen Funds.
Participating investors included US Venture Partners, Rho Capital Partners, Vertex Partners, Information Technology
Ventures, and LSI Logic. Monterey is a developer of advanced physical design software solutions for the semiconductor industry. Leading semiconductor companies have adopted Monterey's innovative products to dramatically increase their design productivity.

- $2 million in LogicLibrary, Inc. as part of a $6.5 million Series B financing led by Birchmere Ventures. Other investors included NovakBiddle Venture Partners and The Future Fund. Lee Gardella sits on the company's board.
LogicLibrary is a leading innovator in software asset management for application assembly. LogicLibrary provides software and services that help enterprise application development teams build a foundation for Web services management.

Fund Investments

The Master Fund did not make additional commitments to third-party funds this quarter.

* Note: The limited partnerships are in a start-up phase; expenses exceed income, thereby producing a small negative IRR.


                 This material may only be presented to members of Excelsior Venture Investors III, LLC.
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
                                                 Excelsior Venture Investors III, LLC
                                    Summary of the Master Fund's Investments as of January 31, 2002
                                    ---------------------------------------------------------------
                                                                                                             Carrying
                                                                            Original          Carrying       Value           % of
Private Companies           Business Description                             Cost              Value         per Share       NAV
-----------------           --------------------                           ---------        ------------     ---------      -----

Adeza Biomedical Corp.      Developer of diagnostic products and
                            services for women's reproductive
                            healthcare                                    $ 3,000,000        $ 3,000,000       10.16        2.05%

Ancile Pharmaceuticals,     Developer and manufacturer of
  Inc.                      prescription branded botanical drugs
                            for chronic disease conditions                  3,000,000          3,000,000       10.16        2.05%

Cenquest, Inc.              Intermediary provider of accredited
                            business and management degree programs         2,000,000          2,000,000        6.77        1.37%

Ethertronics, Inc.          Developer of high performance, embedded
                            antennas for mobile device market               3,500,000          3,500,000       11.86        2.40%

Genoptix, Inc.              Developer and designer of the first
                            laser-based platform for analyzing,
                            sorting and manipulating living cells
                            without the need for any dyes or labels         2,500,000          2,500,000        8.47        1.71%

LightConnect, Inc.          Designer and manufacturer of dynamic
                            optical components for network
                            applications                                    5,000,000          5,000,000       16.94        3.42%

LogicLibrary, Inc.          Provider of software asset management
                            solutions enabling rapid application            2,000,000          2,000,000        6.77        1.37%

MIDAS Vision                Developer of automated optical inspection
  Systems, Inc.             systems for advanced substrates and
                            microelectronics packaging industries           4,000,000          4,000,000       13.55        2.74%

Monterey Design             Developer of advanced physical software
  Systems, Inc.             solutions for the semiconductor industry        4,750,000          4,750,000       16.09        3.25%

NanoOpto Corp.              Designer, manufacturer and marketer of
                            integrated optical components using
                            nanotechnology manufacturing platforms          2,000,000          2,000,000        6.77        1.37%

NetLogic Microsystems,      Developer of network search engines for
  Inc.                      the optical and communications industries       5,000,000          5,000,000       16.94        3.42%

OpVista, Inc.               Developer of bandwidth enhancing
                            optical networking solutions                    4,000,000          4,000,000       13.55        2.74%

Senomyx, Inc.               Developer of proprietary flavor and
                            fragrance molecules for the food,
                            beverage, cosmetic and
                            pharmaceutical industries                       1,500,000          1,500,000        5.08        1.03%

Virtual Silicon             Supplier of semiconductor intellectual
  Technology, Inc.          property and process technology to
                            manufacturers and designers of
                            systems-on-chip                                 5,000,000          5,000,000       16.94        3.42%
                                                                         ------------       ------------      -------      -----

                                      Private Companies Total            $ 47,250,000       $ 47,250,000      160.06       32.35%


Limited Partnerships
--------------------

Advanced Technology         Varied-stage information technology,
  Ventures VII              communications and life sciences companies     $ 150,000           $ 130,702        0.44        0.09%


CHL Medical Partners II     Start-up and early-stage medical
                            technology and life sciences companies            50,000              50,000       0.17         0.03%

Morgenthaler Venture        Varied-stage information technology,
  Partners VII              communications and life sciences companies       150,000             138,204       0.47         0.09%

Prospect Venture
  Partners II               Varied-stage life sciences companies             270,429             216,539       0.73         0.15%
                                                                        -------------       ------------   ----------      ------

                               Limited Partnerships Total                  $ 620,429           $ 535,445     $ 1.81         0.37%

                             Total Current Investments (f)              $ 47,870,429        $ 47,785,445   $ 161.87         32.7%

                 Cash and Equivalents (Net of Liabilities)                98,284,040          98,284,040     332.93         67.3%
                                                                       --------------       ------------   ----------      ------
             Investment Totals/Net Asset Value of EVP III              $ 146,154,469       $ 146,069,485    $494.80        100.0%
                                                                       ==============      =============   ==========      ======


                This material may only be presented to members of Excelsior Venture Investors III, LLC.
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                                          Excelsior Venture Investors III, LLC
                                                      (the "Fund")

a)    Current Net Asset Value: The value of the Master Fund's assets as determined by the Investment Adviser *
      and a committee of the Board less the Master Fund's liabilities, including an accrual for the incentive fees payable to the Investment Adviser, divided by the number of outstanding shares. In valuing the
      Master Fund's assets, securities for which market quotations are readily available generally will be valued at the last sale price on the date of valuation or, if no sale occurred, at the mean of the latest bid and ask prices; provided that, as to such securities that may have legal, contractual or practical restrictions on transfer, a discount of 10% to 40% from the public market price will be applied. Securities for which no public market exists and other assets will be valued at fair value as determined in good faith by the Investment Adviser or a committee of the Board under the supervision of the Board pursuant to certain valuation procedures summarized below. Securities having remaining maturities of 60 days or less are valued at amortized cost.

      The value for securities for which no public market exists is difficult to determine. Generally, such investments will be valued on a "going concern" basis without giving effect to any disposition costs.
      There is a range of values that is reasonable for such investments at any particular time. Initially, direct investments are valued based upon their original cost, until developments provide a sufficient basis for use of a valuation other than cost. Upon the occurrence of developments providing a sufficient basis for a change in valuation, direct investments will be valued by the "private market" or
      "appraisal" method of valuation. The private market method shall only be used with respect to reliable third party transactions by sophisticated, independent investors. The appraisal method shall be based upon such factors affecting the company such as earnings, net worth, reliable private sale prices of the company's securities, the market prices for similar securities of comparable companies, an assessment of the company's future prospects or, if appropriate, liquidation value. The values for the investments referred to in this paragraph will be estimated regularly by the Investment Adviser or a committee of the Board and, in any event, not less frequently than quarterly. However, there can be no assurance that such value will represent the return that might ultimately be realized by the Master Fund from the investments.

b)    Other Net Assets/(Liabilities): Includes a per annum fee of 0.1% of net assets of the Fund that are not represented by its investment in the Master Fund. A reserve was established for the payment of this fee.
      Other net assets (liabilities) specific to the Fund are also reflected.

c)    Total Return (annualized): Reflects the total investment value (NAV plus cumulative distributions) as an annualized percentage of the share cost.

d)    Net IRR (Internal Rate of Return): The annual rate of return that equates the cashflows and current carrying value of the Master Fund's holdings, net of accrued incentive fees, to the original capital invested. The calculation does not include cash that has been invested in money market type instruments, nor any other fees associated with the Master Fund.

e)    Multiple of Capital Invested: The sum of realized proceeds and current carrying value of the Master
      Fund's holdings divided by the original capital invested. The calculation does not include cash that has been invested in money market type instruments, nor any fee associated with the Master Fund.

f)    Total Current Investments: The current total value of investments held by the Master Fund as determined by the Managing Investment Adviser and a valuation committee of the Board, excluding cash and cash equivalents.

*     On December 20, 2001, the Board approved an Investment Sub-Advisory Agreement among the Fund, U.S. Trust
      Company and U.S. Trust Company, N.A. Pursuant to the Agreement, U.S. Trust Company, N.A. serves as an investment sub-adviser to the Company and receives a management fee from the Investment Adviser (U.S.
      Trust Company).


                This material may only be presented to members of Excelsior Venture Investors III, LLC.
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